Provision for Dividends (Details) - Schedule of changes in provision - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provisions for Employee Benefit Obligations [Member]
Provision for Dividends (Details) - Schedule of changes in provision [Line Items]
Beginning Balance	$ 237,877	$ 138,932
Provisions established	422,830	237,877
Provisions used	(237,877)	(138,932)
Provisions released
Ending Balance	422,830	237,877
Provisions of a Bank Branch Abroad for Profit Remittances to its Parent Company [Member]
Provision for Dividends (Details) - Schedule of changes in provision [Line Items]
Beginning Balance	237,877	138,932
Provisions established	422,830	237,877
Provisions used	(237,877)	(138,932)
Provisions released
Ending Balance	$ 422,830	$ 237,877